General (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 27, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 23, 2024 USD ($)	Jul. 16, 2024 $ / shares
General [Abstract]
Bid price requirement price per share (in Dollars per share) | $ / shares				$ 1
Threshold aggregate amount			$ 50,000
Bid price Requirement	$ 2,500
Market value	35,000
Net income from continuing operations	$ 500
Converted into ordinary share split		0.712434
Converted into option purchase ordinary share split		0.712434
Exercise price divided by share split		0.712434
Share listing expense		$ 12,312
Aggregated amount		2,662
Incurred losses in the amount		226,245
Working capital amount		87,672
Operating activities		17,110
Personal use loan		$ 582
Credit cards for personal use amount		$110